UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Health Care - 16.5%
Biotechnology - 4.1%
Amgen, Inc.	369,268	$25,076,990
Gilead Sciences, Inc.(a)	611,890	29,884,707

		54,961,697

Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	204,130	11,325,132
St Jude Medical, Inc.	487,814	20,346,722
Zimmer Holdings, Inc.(a)	91,480	5,557,410

		37,229,264

Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	294,150	12,657,275
UnitedHealth Group, Inc.	846,900	43,860,951

		56,518,226

Life Sciences Tools & Services - 0.6%
Covance, Inc.(a)	202,075	8,852,906

Pharmaceuticals - 4.8%
Abbott Laboratories(b)	159,290	8,625,554
Johnson & Johnson	151,620	9,993,274
Merck & Co., Inc.	650,620	24,892,721
Pfizer, Inc.	999,080	21,380,312

		64,891,861

		222,453,954

Information Technology - 15.7%
Computers & Peripherals - 2.9%
Apple, Inc.(a)	85,140	38,864,707

IT Services - 2.0%
Accenture PLC	175,878	10,084,844
Amdocs Ltd.(a)	256,240	7,543,706
Global Payments, Inc.	175,360	8,771,507

		26,400,057

Semiconductors & Semiconductor Equipment - 4.2%
Lam Research Corp.(a)	135,340	5,764,131
Marvell Technology Group Ltd.(a)	1,956,467	30,383,933
NVIDIA Corp.(a)	352,320	5,203,766
Xilinx, Inc.	449,030	16,097,725

		57,449,555

Software - 6.6%
Activision Blizzard, Inc.	986,217	12,169,918
Adobe Systems, Inc.(a)	307,770	9,525,481
CA, Inc.	308,000	7,940,240
Cadence Design Systems, Inc.(a)	1,023,530	10,808,477
Microsoft Corp.	1,376,491	40,647,750

Company	Shares	U.S. $ Value
Oracle Corp.	279,410	$7,879,362

		88,971,228

		211,685,547

Financials - 14.4%
Capital Markets - 1.3%
BlackRock, Inc. - Class A	42,654	7,763,028
Goldman Sachs Group, Inc. (The)	90,270	10,062,397

		17,825,425

Commercial Banks - 2.4%
PNC Financial Services Group, Inc.	171,980	10,133,061
Wells Fargo & Co.	779,970	22,782,924

		32,915,985

Consumer Finance - 0.6%
Capital One Financial Corp.	187,490	8,577,667

Diversified Financial Services - 4.2%
IntercontinentalExchange, Inc.(a)	145,950	16,708,356
JPMorgan Chase & Co.	1,058,640	39,487,272

		56,195,628

Insurance - 5.9%
ACE Ltd.	372,250	25,908,600
Axis Capital Holdings Ltd.	647,338	19,925,064
MetLife, Inc.	630,918	22,290,333
Travelers Cos., Inc. (The)	191,800	11,181,940

		79,305,937

		194,820,642

Industrials - 14.0%
Aerospace & Defense - 2.5%
L-3 Communications Holdings, Inc.	111,600	7,894,584
Raytheon Co.	535,840	25,714,962

		33,609,546

Commercial Services & Supplies - 0.7%
Corrections Corp. of America(a)	394,060	9,272,232

Construction & Engineering - 1.5%
Foster Wheeler AG(a)	426,941	9,589,095
URS Corp.(a)	243,050	10,001,507

		19,590,602

Electrical Equipment - 1.4%
AMETEK, Inc.	197,030	9,260,410
Hubbell, Inc. - Class B	140,290	10,095,268

		19,355,678

Industrial Conglomerates - 2.8%
General Electric Co.	2,038,240	38,135,471

Machinery - 3.0%
Actuant Corp. - Class A	333,230	8,447,380

Company	Shares	U.S. $ Value
Dover Corp.	296,080	$18,774,433
Gardner Denver, Inc.	139,680	10,420,128
WABCO Holdings, Inc.(a)	57,000	2,955,450

		40,597,391

Professional Services - 1.4%
Towers Watson & Co.	316,570	18,930,886

Road & Rail - 0.7%
Norfolk Southern Corp.	136,854	9,880,859

		189,372,665

Energy - 12.0%
Energy Equipment & Services - 4.0%
Diamond Offshore Drilling, Inc.(b)	318,350	19,833,205
Helmerich & Payne, Inc.	90,650	5,594,012
National Oilwell Varco, Inc.	374,099	27,675,844

		53,103,061

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	405,430	41,791,724
Devon Energy Corp.	194,520	12,412,321
Energen Corp.	96,450	4,645,997
Exxon Mobil Corp.	371,640	31,121,134
Occidental Petroleum Corp.	185,390	18,496,360

		108,467,536

		161,570,597

Consumer Discretionary - 9.5%
Automobiles - 0.7%
Harley-Davidson, Inc.	220,420	9,740,360

Internet & Catalog Retail - 1.7%
Liberty Interactive Corp.(a)	1,303,960	22,323,795

Media - 5.8%
Comcast Corp. - Class A	873,640	23,230,087
Liberty Media Corp. - Liberty Capital(a)	140,482	11,577,122
Scripps Networks Interactive, Inc. - Class A	442,630	19,192,437
Time Warner, Inc.	153,233	5,678,815
Viacom, Inc. - Class B	390,900	18,387,936

		78,066,397

Multiline Retail - 0.3%
Macy’s, Inc.	140,820	4,744,226

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.(a)	151,390	9,189,373
Lowe’s Cos., Inc.	183,170	4,914,451

		14,103,824

		128,978,602

Consumer Staples - 5.0%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	709,834	29,635,569

Company	Shares	U.S. $ Value
Kroger Co. (The)	213,018	$5,061,308

		34,696,877

Food Products - 0.4%
Smithfield Foods, Inc.(a)	225,780	5,041,668

Tobacco - 2.0%
Lorillard, Inc.	165,661	17,790,335
Philip Morris International, Inc.	131,590	9,838,984

		27,629,319

		67,367,864

Materials - 3.2%
Chemicals - 0.7%
CF Industries Holdings, Inc.	54,930	9,743,483

Metals & Mining - 1.7%
Newmont Mining Corp.	363,430	22,343,677

Paper & Forest Products - 0.8%
Domtar Corp.	122,950	10,620,421

		42,707,581

Utilities - 2.5%
Electric Utilities - 0.9%
Exelon Corp.	304,810	12,125,342

Multi-Utilities - 1.6%
Ameren Corp.	379,410	12,004,532
Public Service Enterprise Group, Inc.	325,030	9,861,410

		21,865,942

		33,991,284

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	717,630	21,105,498
Verizon Communications, Inc.	276,780	10,423,535

		31,529,033

Total Common Stocks (cost $1,113,011,305)		1,284,477,769

SHORT-TERM INVESTMENTS - 8.3%
Investment Companies - 8.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10%(c) (cost $112,103,930)	112,103,930	112,103,930

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 103.4% (cost $1,225,115,235)		$1,396,581,699

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves - Class I, 0.19%(c) (cost $20,141,212)	20,141,212	20,141,212

Total Investments - 104.9% (cost $1,245,256,447)(d)		1,416,722,911
Other assets less liabilities - (4.9)%		(65,825,526)

Net Assets - 100.0%		$1,350,897,385

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $185,058,926 and gross unrealized depreciation of investments was $(13,592,462), resulting in net unrealized appreciation of $171,466,464.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth & Income Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

	$1,284,477,769			$1,284,477,769			$1,284,477,769		$1,284,477,769
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,284,477,769		$	– 0	–	$	– 0	–	$1,284,477,769
Short-Term Investments	112,103,930			– 0	–		– 0	–	112,103,930
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,141,212			– 0	–		– 0	–	20,141,212

Total Investments in Securities	1,416,722,911			– 0	–		– 0	–	1,416,722,911
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,416,722,911		$	– 0	–	$	– 0	–	$1,416,722,911

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012